Financial Liabilities	12 Months Ended
Dec. 31, 2023
Financial Liabilities
Financial Liabilities

(21)    Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost, except for the financial derivatives that are valued at fair value. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 30.

Details at 31 December 2023 and 2022 are as follows:

		Thousands of Euros
Financial liabilities	Reference	31/12/2023	31/12/2022
Non-current bonds	(a)	4,615,474	4,638,444
Senior secured debt	(b)	3,309,032	3,419,058
Other loans	(b)	445,249	336,530
Other non-current financial liabilities	(c)	814,069	887,707
Non-current financial derivatives	Note 30	11	4,003
Non-current lease liabilities	Note 8	1,004,227	914,588
Loan transaction costs		(154,458)	(239,768)
Total non-current financial liabilities		10,033,604	9,960,562

Current bonds	(a)	145,898	150,512
Senior secured debt	(b)	34,832	8,904
Other loans	(b)	699,211	477,065
Other current financial liabilities	(c)	115,566	113,680
Current financial derivatives	Note 30	10,133	733
Current lease liabilities	Note 8	107,101	102,356
Loan transaction costs		(89,127)	(57,564)
Total current financial liabilities		1,023,614	795,686

(a)	Senior Notes

Detail of Senior Notes at 31 December 2023 are as follows:

	Thousands of Euros
	Issue date	Company		Nominal value	Currency	Annual coupon	Maturity
	18/04/2017	Grifols, S.A.		1,000,000	Euros	3.20%	2025
Unsecured senior notes	05/10/2021	Grifols, S.A.	(*)	1,400,000	Euros	3.875%	2028
	05/10/2021	Grifols, S.A.	(*)	705,000	US Dollar	4.75%	2028

Secured senior notes	15/11/2019	Grifols, S.A.		770,000	Euros	2.25%	2027
	15/11/2019	Grifols, S.A.		905,000	Euros	1.625%	2025

(*)As a consecuence of the merge between Grifols Escrow Issuer, S.A. and Grifols, S.A. in 2023 (see note 2)

The bonds issued by Grifols, S.A. in 2017 and 2019 were admitted to listing on the Irish Stock Exchange on the same issue date.

On 5 October 2021, Grifols Escrow Issuer, S.A. closed the issuance of a senior unsecured corporate bond (Senior Unsecured Notes) in two tranches for amounts of Euros 1,400 million and US Dollars 705 million. Both tranches mature in 2028, accrue an annual coupon of 3.875% and 4.750%, respectively and are listed on the Irish Stock Exchange. On 1 January 2023, Grifols Escrow Issuer, S.A. was merged with Grifols, S.A. (see note 2).

The proceeds from the bonds were used to finance the Euros 1,100 million acquisition of the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, which holds 89.88% of the ordinary shares of Biotest AG and 1.08% of the preferred shares. In addition, the proceeds will also be used to finance the voluntary public offering for the remaining ordinary and preferred shares of Biotest AG.

Details of movement in the Senior Notes at 31 December 2023 are as follows:

	Thousands of Euros
	Opening
	outstanding balance	Exchange	Closing outstanding
	01/01/23	differences	balance 31/12/23
Senior unsecured corporate notes 2017	1,000,000	—	1,000,000
Senior secured corporate notes 2019	1,577,465	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	660,979	(22,970)	638,009
	4,638,444	(22,970)	4,615,474

Details of movement in the Senior Notes at 31 December 2022 are as follows:

	Thousands of Euros
	Opening outstanding		Exchange	Closing outstanding
	balance 01/01/22	Repurchase	differences	balance 31/12/22
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	(97,535)	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	622,462	—	38,517	660,979
	4,697,462	(97,535)	38,517	4,638,444

On 2 December 2021, Grifols, S.A. announced a repurchase offer for the same price plus unpaid accrued interests of the mentioned bonds, up to the equivalent in Euros of US Dollars 110,317 thousand. The agreement with the bondholders was closed in January 2022.

At 31 December 2023 and 2022 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Issue date	05/05/2023	04/05/2022
Maturity date	04/05/2024	04/05/2023
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	4.00%	3.00%
Promissory Notes subscribed	117,570	120,054
Buy-backs or redemptions	(1,842)	(1,938)
Interest pending accrual	(1,540)	(1,176)

(b)Loans and borrowings

Details of loans and borrowings at 31 December 2023 and 2022 are as follows:

					Thousands of Euros
					31/12/2023		31/12/2022
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,242,210	1,360,000	1,255,285
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	2,343,896	2,066,822	2,343,896	2,163,773
Total senior debt					3,703,896	3,309,032	3,703,896	3,419,058

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	10,625	100,000	21,250
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	31,875	85,000	42,500
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	42,500	85,000	53,125
Total EIB Loan					270,000	85,000	270,000	116,875

Revolving Credit	US Dollars	SOFR + 1.5%	15/11/2019	15/11/2025	937,559	360,249	937,559	—
Total Revolving Credit					937,559	360,249	937,559	—

Other non-current loans	Euros	1.76% - Euribor + 6.70%			—	—	235,000	219,655
Loan transaction costs					—	(104,797)	—	(163,476)
Non-current loans and borrowings					4,911,455	3,649,484	5,146,455	3,592,112

					Thousands of Euros
					31/12/2023		31/12/2022
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	13,076	(*)	3,269
Senior debt - Tranche B	US Dollars	SOFR + 2.00%	15/11/2019	15/11/2027	(*)	21,756	(*)	5,635
Total senior debt					—	34,832	—	8,904

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	(*)	10,625	(*)	10,625
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - Euribor + 6.70%			691,514	667,336	481,163	445,190
Loan transaction costs					—	(59,735)	—	(36,559)
Current loans and borrowings					691,514	674,308	481,163	449,410

(*) See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 27,468 thousand at 31 December 2023 (Euros 12,592 thousand at 31 December 2022).

Between 2015 and 2018, the Group arranged three long-term loans with the European Investment Bank totaling Euros 270,000 thousand (divided into two loans of Euros 85,000 thousand and one loan of Euros 100,000 thousand) to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. At 31 December 2023, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 116,875 thousand (Euros 148,750 thousand at 31 December 2022).

“Other current loans” includes a secured loan from the group company Biotest, AG with an original term of 5 years until 2024. The total volume amounts to Euros 240 million, divided into two Term Facilities (B1 and B2) of Euros 225 million and a Revolving Credit Facility of Euros 15 million. At 31 December 2023, the carrying amount of the loan amounts to Euros 223,077 thousand, which has been reclassified to short term according to its maturity date (Euros 218.628 thousand in the long term at 31 December 2022).

Senior Secured debt

The Senior Secured debt consists of an eight-year loan divided into two tranches: US Tranche B and Tranche B in Euros. The terms and conditions of both tranches are as follows:

◾	US Dollar Tranche B:
●	Original principal amount of US Dollars 2,500 million.
●	Applicable margin of 200 basis points (bp) pegged to SOFR.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.

◾	Tranche B in Euros:
●	Original principal amount of Euros 1,360 million.
●	Applicable margin of 225 basis points (bp) pegged to Euribor.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.

Details of Tranche B by maturity at 31 December 2023 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2024	US Dollars	24,058	21,756	Euros	13,076
2025	US Dollars	24,058	21,756	Euros	13,076
2026	US Dollars	24,058	21,756	Euros	13,076
2027	US Dollars	2,235,700	2,023,310	Euros	1,216,058
Total	US Dollars	2,307,874	2,088,578	Euros	1,255,286

The borrowers of the total Senior secured debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

Revolving credit facility

On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in 2025 and an applicable margin of 150 basis points (bp) pegged to SOFR.

Movement in the Revolving Credit Facility is as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Drawn opening balance	0	330,000
Drawdowns	1,501,207	591,537
Repayments	(1,131,565)	(916,958)
Translation differences	(9,393)	(4,579)
Drawn closing balance	360,249	0

Guarantors

The Notes, the Senior Term Loans and the Revolving Loans are secured by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A., which together with Grifols, S.A., represent, in the aggregate, at least 60% of the consolidated EBITDA of the Group.

The Notes are guaranteed on a senior secured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, Llc. and Grifols International, S.A.

(c)Other financial liabilities

Details of other financial liabilities at 31 December 2023 and 2022 are as follows:

		Thousands of Euros
Other financial liabilities	Reference	31/12/2023	31/12/2022
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	759,554	833,664
Non-current preferential loans		5,966	4,943
Other non-current financial liabilities	(ii)	48,549	49,100
Total other non-current financial liabilities		814,069	887,707

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	81,384	86,284
Current preferential loans		1,536	1,633
Other current financial liabilities	(ii)	32,646	25,763
Total other current financial liabilities		115,566	113,680

(i)Debt with GIC – Singapore sovereign wealth fund

In November 2021 approval was received from the pertinent authorities to close the agreement with GIC (Sovereign Fund of Singapore), announced in June 2021, whereby the Group received an amount of US Dollars 990 million in exchange for 10 ordinary Class B shares in Biomat USA and nine ordinary Class B shares in a new sub-holding, Biomat Newco, created for this purpose.

The main terms and conditions of the agreement with GIC were:

●	The distribution of annual preferential dividends to GIC equivalent to US Dollar 4,168 thousand per share, following majority approval of the Board of Directors of Biomat USA and Biomat Newco;
●	The redemption right with respect to Class B stock for US Dollars 52,105 thousand per share, is subject to unilateral approval of the Class B stockholders (with one share annually redeemable starting as of 31 December 2022). At 31 December 2023 one share has been redeemed (none at 31 December 2022).
●	From 1 December 2036, holders of Class B shares of Biomat USA will have the right to request Biomat USA to redeem up to the total of the Class B shares they hold at a value of US Dollars 52,105,263.16 per share. Class B shareholders of Biomat Newco will have the same right with respect to Biomat Newco.
●	In the event that the dividends or the annual redemption at Biomat USA or Biomat NewCo, where applicable, is not approved, is partially paid, or is otherwise not paid, GIC holds the right to obtain in exchange thereof an undetermined number of shares among the following alternatives (i) an additional number of shares in Biomat USA, in lieu of the non-payment occurred at Biomat USA, (ii) an additional number of shares in Biomat NewCo, in lieu of the non-payment occurred at Biomat NewCo; or (iii) a number of ADRs of Grifols, S.A. in lieu of either (i) or (ii).
●	Grifols holds the right to redeem all of the Class B stock from the fifth year onwards;
●	In the event of liquidation of Biomat USA and Biomat Newco, GIC shall have the right to the preferential liquidation of US Dollars 52,105 thousand per share, but shall not have any rights over the liquidation of net assets of these companies.

At 31 December 2023, Current debt with GIC includes Euros 34,230 thousand of accrued interests plus Euros 47,154 thousand related to the share redemption right (Euros 37,432 thousand of accrued interests plus Euros 48,852 thousand related to the share redemption right at 31 December 2022).

Grifols did not have the discretional right to avoid payment in cash and therefore, the instrument is recorded as a financial liability.

The Group does not lose control of Biomat USA and continues overseeing all aspects of the Biomat Group’s administration and operations.

(ii)Other non-current and current financial liabilities

At 31 December 2023, “other non-current financial liabilities” include mainly an unsecured long-term loan in the amount of Euros 44.3 million and a repayment obligation arising from a supply contract amounting to Euros 3.4 million, both corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (see note 3) (Euros 44.3 millon and Euros 5.9 million respectively at 31 December 2022).

At 31 December 2023, “other current financial liabilities” include mainly distributor commission liabilities of Euros 18.4 million corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (see note 3) (Euros 15.5 million at 31 December 2022)

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022
Maturity at:
Up to one year	115,566	113,680
Two years	52,268	54,506
Three years	48,478	50,086
Four years	48,060	50,408
Five years	47,848	49,483
Over five years	617,415	683,224
	929,635	1,001,387

(d)Changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2021		2,709,515	3,468,385	733,499	115,313	7,026,712
New financing		2,126,979	329,555	—	829,937	3,286,471
Refunds		(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued		100,948	130,327	35,786	2,165	269,226
Other movements		(33,920)	5,445	135,697	729	107,951
Interest paid/received		(64,031)	(91,089)	—	—	(155,120)
Business combinations	Note 3	—	—	—	(64,749)	(64,749)
Foreign exchange differences		18,523	131,084	51,434	3,047	204,088
Balance at 31 December 2021		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Refunds		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid/received		(150,595)	(156,461)	—	(43,331)	(350,387)
Business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at December 31 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248
New financing		113,100	1,505,657	—	4,621	1,623,378
Refunds		(121,957)	(1,171,677)	(105,852)	(57,532)	(1,457,018)
Interest accrued		177,482	352,325	40,105	85,586	655,498
Other movements		—	—	184,186	3,221	187,407
Interest paid/received		(147,998)	(308,048)	—	(72,896)	(528,942)
Business combinations	Note 3	—	—	—	2,464	2,464
Foreign exchange differences		(29,971)	(95,983)	(24,055)	(31,808)	(181,817)
Balance at 31 December 2023		4,682,316	4,323,795	1,111,328	939,779	11,057,218